Earnings (loss) Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share
Net Income (Loss)	¥ (582,181)	¥ (355,066)	¥ 115,404	¥ 148,965	¥ (990,731)
Weighted average common shares outstanding	4,910,426	4,882,500	4,882,501	4,877,405	4,877,405
Effect of dilutive instruments:
Weighted average common shares for diluted computation	4,910,426	4,882,500	5,166,653	5,470,655	4,877,405
Basic	¥ (118.56)	¥ (72.72)	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ (118.56)	¥ (72.72)	¥ 22.34	¥ 27.23	¥ (203.13)
Class A Common
Earnings Per Share
Weighted average common shares outstanding	1	1	1	1	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	1	1	1	1	1
Basic	¥ (118.56)	¥ (72.72)	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ (118.56)	¥ (72.72)	¥ 22.34	¥ 27.23	¥ (203.13)
Common
Earnings Per Share
Net Income (Loss)	¥ (582,181)	¥ (355,066)	¥ 115,404	¥ 148,965	¥ (990,731)
Weighted average common shares outstanding	4,910,425	4,882,500	4,882,500	4,877,404	4,877,404
Effect of dilutive instruments:
Stock options	533,300	589,750			599,800
Weighted average common shares for diluted computation	4,910,425	4,882,500	5,166,652	5,470,654	4,877,404
Basic	¥ (118.56)	¥ (72.72)	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ (118.56)	¥ (72.72)	¥ 22.34	¥ 27.23	¥ (203.13)
Common | Employee Stock Option [Member]
Effect of dilutive instruments:
Stock options			284,152	593,250